Off-balance Sheet Commitments - Summary of Off Balance Sheet Commitments Relating to Operating Activities (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of finance lease and operating lease by lessee [Line Items]
Operating leases	€ 1,452	€ 1,507	€ 1,567
Irrevocable purchase commitments given	5,500
Irrevocable purchase commitments received	(181)
Research and development license agreements - commitments related to R&D and other commitments	951	1,572
Research and development license agreements - potential milestone payments	1,907	€ 2,072
Firm commitments under the agreement with BMS	97
Total	9,726
Less than 1 year [Member]
Disclosure of finance lease and operating lease by lessee [Line Items]
Operating leases	294
Irrevocable purchase commitments given	3,101
Irrevocable purchase commitments received	(87)
Research and development license agreements - commitments related to R&D and other commitments	577
Research and development license agreements - potential milestone payments	84
Firm commitments under the agreement with BMS	97
Total	4,066
1 to 3 years [Member]
Disclosure of finance lease and operating lease by lessee [Line Items]
Operating leases	407
Irrevocable purchase commitments given	1,021
Irrevocable purchase commitments received	(56)
Research and development license agreements - commitments related to R&D and other commitments	342
Research and development license agreements - potential milestone payments	246
Total	1,960
3 to 5 years [Member]
Disclosure of finance lease and operating lease by lessee [Line Items]
Operating leases	284
Irrevocable purchase commitments given	483
Irrevocable purchase commitments received	(10)
Research and development license agreements - commitments related to R&D and other commitments	10
Research and development license agreements - potential milestone payments	941
Total	1,708
More Than 5 Years [Member]
Disclosure of finance lease and operating lease by lessee [Line Items]
Operating leases	467
Irrevocable purchase commitments given	895
Irrevocable purchase commitments received	(28)
Research and development license agreements - commitments related to R&D and other commitments	22
Research and development license agreements - potential milestone payments	636
Total	€ 1,992